                                  PROSPECTUS SUPPLEMENT DATED DEC. 15, 2006*

PRODUCT NAME                                                                                 PROSPECTUS FORM #           DATE
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY;
RIVERSOURCE RETIREMENT ADVISOR SELECT(SM) VARIABLE ANNUITY                                     S-6406 J (5/06)         5/1/2006

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY - BAND 3                         S-6407 G (5/06)         5/1/2006

At a special meeting of the Pioneer Europe VCT Portfolio's shareholders held on Dec. 14, 2006, the variable fund reorganization listed below was approved. The reorganization took place on Dec. 15, 2006. Upon the reorganization, the Pioneer Europe VCT Portfolio is no longer available as investment option under the contract.

MERGING FUND                                       SURVIVING FUND
--------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio - Class II Shares     Pioneer International Value VCT Portfolio - Class II Shares

Upon the reorganization, the Pioneer International Value VCT Portfolio - Class II Shares is added as an investment option under the contract. The tables below describe the operating expenses and investment objective and policies for this fund.

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

FUND NAME                                                               MANAGEMENT         12b-1     OTHER         GROSS TOTAL
                                                                           FEES            FEES     EXPENSES     ANNUAL EXPENSES

Pioneer International Value VCT Portfolio - Class II Shares                0.85%           0.25%      0.59%        1.69%(1),(2)

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.
(2) On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
    Shares.

The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

-------------------------------------------------------------------------------------------------
FUND NAME                            INVESTMENT OBJECTIVE AND POLICIES       INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------
Pioneer International Value VCT      Long-term capital growth.               Pioneer Investment
Portfolio - Class II Shares*         Normally, the portfolio invests         Management, Inc.
                                     at least 80% of its total assets
                                     in equity securities of non-U.S.
                                     issuers. These issuers may be
                                     located in both developed and
                                     emerging markets. Under normal
                                     circumstances, the portfolio's
                                     assets will be invested in
                                     securities of companies
                                     domiciled in at least three
                                     different foreign countries.
-------------------------------------------------------------------------------------------------

* On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
   Shares.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6406-1 A (12/06)

* Destroy date: May 1, 2007.